Leases	12 Months Ended
Dec. 28, 2024
Leases [Abstract]
Lessee, Operating Leases	Leases
Lessee
We determine whether an arrangement is a lease at inception. We have operating leases for plants, warehouses, distribution centers, storage facilities, offices and other facilities, as well as machinery and equipment, including fleet. Our leases generally have remaining lease terms of up to 20 years, some of which include options to extend the lease term for up to five years and some of which include options to terminate the lease within one year. We consider these options in determining the lease term used to establish our right-of-use assets and lease liabilities. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
We have lease agreements that contain both lease and non-lease components. For real estate leases, we account for lease components together with non-lease components (e.g., common-area maintenance).
Components of lease cost are as follows:

	2024	2023	2022
Operating lease cost (a)	$788	$666	$585
Variable lease cost (b)	$165	$146	$115
Short-term lease cost (c)	$566	$582	$510
(a)Includes right-of-use asset amortization of $655 million, $570 million, and $517 million in 2024, 2023, and 2022, respectively.
(b)Primarily related to adjustments for inflation, common-area maintenance and property tax.
(c)Not recorded on our balance sheet.
In 2024, 2023 and 2022, we recognized gains of $118 million, $52 million and $175 million, respectively, on sale-leaseback transactions with terms generally under five years.
Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

	2024	2023	2022
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$775	$655	$573
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$1,218	$1,088	$871
Supplemental balance sheet information related to our operating leases is as follows:

	Balance Sheet Classification	2024	2023
Right-of-use assets	Other assets	$3,383	$2,905
Current lease liabilities	Accounts payable and other current liabilities	$642	$556
Non-current lease liabilities	Other liabilities	$2,803	$2,400
Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	2024	2023	2022
Weighted-average remaining lease term	7 years	7 years	7 years
Weighted-average discount rate	4%	4%	3%
Maturities of lease liabilities by year for our operating leases are as follows:

2025	$770
2026	680
2027	579
2028	478
2029	377
2030 and beyond	1,129
Total lease payments	4,013
Less: Imputed interest	568
Present value of lease liabilities	$3,445
Finance leases were not material as of December 28, 2024, December 30, 2023 and December 31, 2022.
Lessor
We have various arrangements for certain foodservice and vending equipment under which we are the lessor. These leases meet the criteria for operating lease classification. Lease income associated with these leases is not material.